Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Computer software with net values	¥ 94	¥ 126
Depreciation expenses	¥ 3,149	¥ 3,479	¥ 3,192